Note 11 - Related Party Transactions (Details) - Related Party Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Loans [Abstract]
Total loans at January 1, 2014	$ 5,679
New loans	37
Repayments	(532)
Total loans at December 31, 2014	$ 5,184